Turner Spectrum Fund

(the “Fund”)

Institutional Class

Investor Class

Incorporated herein by reference is the Fund’s prospectus filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on March 25, 2014 Acc-no: 0001104659-14-022554.